Cover	Oct. 20, 2022
Cover [Abstract]
Entity Registrant Name	flooidCX Corp.
Entity Central Index Key	0001609988
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 20, 2022
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity File Number	0-55965
Entity Tax Identification Number	35-2511643
Entity Address Address Line 1	14747 N Northsight Blvd
Entity Address Address Line 2	Ste 111-218
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85260
City Area Code	702
Local Phone Number	323-6455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false